Provisions for employee benefits - Actuarial assumptions used in the measurement of the liabilities (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Rate of price inflation	2.40%	1.80%
Other benefit plans | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.40%	0.00%
Other benefit plans | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.70%	1.00%
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.70%	1.00%
Rate of compensation increase	3.40%	2.80%
Rate of price inflation	2.40%	1.80%
Foreign defined benefit plan | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	2.20%	0.30%
Rate of compensation increase	1.90%	1.50%
Rate of price inflation	1.20%	0.70%
Life expectations on retirement at age 65	13 years	13 years
Foreign defined benefit plan | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	15.40%	15.30%
Rate of compensation increase	12.50%	12.50%
Rate of price inflation	11.50%	13.30%
Life expectations on retirement at age 65	24 years	25 years
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.70%	1.00%
Rate of price inflation	2.40%	1.80%
Life expectations on retirement at age 65	24 years	24 years